Trade, other receivables and tax receivables - receivables measured at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade receivables
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	€ 19	€ 65
Financing receivables
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	€ 580	€ 973